SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of General Terms of Stock-Based Compensation Plans for Awards Granted

Summarized below are the general terms of our stock-based compensation plans, for which awards have been granted as of December 31, 2019.

Stock-Based compensation plan	Granted awards		Vesting schedule	Options’ exercise price	RSUs’ grant date fair value
2004 plan	1,575,037	(1)	immediately upon granting to four years	$3.95~$12.75	—
2006 Plan	256,716	(2)	immediately upon granting to four years	$3.85~$83	$14.55~$80.05
2007 Plan	675,057	(3)	immediately upon granting to four years	$2.90~$90.85	$12.35~$76.75
2008 Plan	200,000		immediately upon granting to six years	$12.35~$21.20	—
2009 Plan	500,000	(4)	immediately upon granting to four years	$4.775~$12.35	—
2010 Plan	440,000	(5)	three years	$4.0505~$5.7	—

(1)	The granted awards, net of forfeited or canceled options, were within reserved shares of 1,400 thousand common shares.
(2)	The granted awards, net of forfeited or canceled options or shares, were within reserved shares of 200 thousand common shares.
(3)	The granted awards, net of forfeited or canceled options or shares, were within reserved shares of 400 thousand common shares.
(4)	The granted awards, net of forfeited or canceled options, were within reserved shares of 300 thousand common shares.
(5)	The granted awards, net of forfeited or canceled options, were within reserved shares of 200 thousand common shares.

Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted	No options were granted to employees during 2018 and 2019. The following table summarizes the assumptions used in the model for options granted during 2017:

2017
Option term (years)	6.01
Volatility	48.997%
Weighted-average volatility	48.997%
Risk-free interest rate	2.031%
Dividend yield	0%
Weighted-average fair value of option granted	$1.41

Summary of Option Transactions

Option transactions during the last three years are summarized as follows:

	2017		2018		2019
	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance at January 1	$20.63	613	$14.78	308	$10.88	229
Options granted	2.90	4	—	—	—	—
Options exercised	—	—	—	—	—	—
Options Forfeited / canceled / expired	26.24	(309)	26.08	(79)	3.85	(4)
Balance at December 31	$14.78	308	$10.88	229	$11.00	225	1.07	$—
Exercisable at December 31	$15.16	298	$10.97	227	$11.05	224	1.03	$—
Vested and expected to vest at December 31	$14.78	308	$10.88	229	$11.00	225	1.07	$—

Information about Stock Options Outstanding

The following table sets forth information about stock options outstanding at December 31, 2019:

Options outstanding			Option currently exercisable
Exercise price	No. of Shares (in thousands)	Weighted average remaining contractual life	Exercise price	No. of Shares (in thousands)
Under $5	8	4.68 years	Under $5	7
$5~$50	217	0.93 years	$5~$50	217
$50~$100	—		$50~$100	—
	225			224